                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one):   [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    BlueMountain Capital Management, LLC
Address: 280 PARK AVENUE, 5TH FL EAST
         NEW YORK, NY 10017

Form 13F File Number: 28-14203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:    Paul Friedman
Title:   Chief Compliance Officer
Phone:   212-905-3990

Signature, Place, and Date of Signing:

/s/ Paul Friedman                          New York, NY    May 14, 2012
-----------------------------------------  --------------  --------------
[Signature]                                [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name
----------------------         ------
28-____________________        __________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        103
Form 13F Information Table Value Total: 447,868,65
                                        (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number        Name
----  ----------------------      ------
____  28-___________________      __________________________

                               TITLE OF              VALUE     SHRS OR                     INVESTMENT   OTHER   VOTING
NAME OF ISSUER                  CLASS      CUSIP   (X$1,000)   PRN AMT    SH/PRN  PUT/CALL DISCRETION  MANAGER AUTHORITY
AK STL HLDG CORP COM           COM       001547108  1,029.57   136,186.00 SH               SOLE                  136,186
AMC NETWORKS INC CL A          CL A      00164V103 13,451.79   301,407.00 SH               SOLE                  301,407
ABERCROMBIE & FITCH CO CL A    CL A      002896207 16,976.84   342,206.00 SH               SOLE                  342,206
ALLISON TRANSMISSION HLDGS I
  COM ADDED                    COM       01973R101  3,067.62   128,460.00 SH               SOLE                  128,460
AMERICAN EXPRESS CO COM        COM       025816109    279.46     4,830.00 SH               SOLE                    4,830
APPLE INC COM                  COM       037833100 31,141.27    51,948.00 SH               SOLE                   51,948
AVIAT NETWORKS INC COM         COM       05366Y102  9,484.73 3,363,378.00 SH               SOLE                3,363,378
CLEAN ENERGY FUELS CORP COM    COM       184499101  2,630.89   123,632.00 SH               SOLE                  123,632
DOMTAR CORP COM NEW            COM       257559203 29,174.55   305,877.00 SH               SOLE                  305,877
ELECTRONIC ARTS INC COM        COM       285512109 14,123.39   857,002.00 SH               SOLE                  857,002
ENDEAVOUR INTL CORP COM NEW    COM       29259G200  8,836.69   745,712.00 SH               SOLE                  745,712
F5 NETWORKS INC COM            COM       315616102  1,291.16     9,567.00 SH               SOLE                    9,567
FLAGSTAR BANCORP INC COM NEW   COM       337930507  3,108.30 3,378,591.00 SH               SOLE                3,378,591
FORTRESS INVESTMENT GROUP LL
  CL A                         CL A      34958B106  3,852.84 1,082,259.00 SH               SOLE                1,082,259
GENTIVA HEALTH SERVICES INC
  COM                          COM       37247A102  4,584.66   524,561.00 SH               SOLE                  524,561
GOLDMAN SACHS GROUP INC COM    COM       38141G104  6,101.22    49,057.00 SH               SOLE                   49,057
GOODYEAR TIRE & RUBR CO COM    COM       382550101    245.37    21,869.00 SH               SOLE                   21,869
GOOGLE INC CL A                CL A      38259P508 19,028.80    29,675.00 SH               SOLE                   29,675
GRACE W R & CO DEL NEW COM     COM       38388F108 21,169.89   366,261.00 SH               SOLE                  366,261
HANESBRANDS INC COM            COM       410345102  7,471.58   252,931.00 SH               SOLE                  252,931
INTEL CORP COM                 COM       458140100    738.73    26,280.00 SH               SOLE                   26,280
INTERNATIONAL BUSINESS MACHS
  COM                          COM       459200101  2,502.76    11,995.00 SH               SOLE                   11,995
INTERPUBLIC GROUP COS INC COM  COM       460690100    3.4801       305.00 SH               SOLE                      305
INTERVAL LEISURE GROUP INC COM COM       46113M108  5,437.94   312,525.00 SH               SOLE                  312,525
JPMORGAN CHASE & CO COM        COM       46625H100  3,720.24    80,910.00 SH               SOLE                   80,910
KKR & CO L P DEL COM UNITS     UNITS     48248M102  3,418.36   230,503.00 SH               SOLE                  230,503
MCCLATCHY CO CL A              CL A      579489105 13,231.98 4,578,540.00 SH               SOLE                4,578,540
MICROSOFT CORP COM             COM       594918104  1,206.09    37,398.00 SH               SOLE                   37,398
NRG ENERGY INC COM NEW         COM       629377508  3,745.05   238,995.00 SH               SOLE                  238,995
NETAPP INC COM                 COM       64110D104  8,161.44   182,297.00 SH               SOLE                  182,297
PENNEY J C INC COM             COM       708160106  1,096.17    30,939.00 SH               SOLE                   30,939
POLYONE CORP COM               COM       73179P106  7,248.40   503,361.00 SH               SOLE                  503,361
QUALCOMM INC COM               COM       747525103 15,386.06   226,199.00 SH               SOLE                  226,199
RADIO ONE INC CL D NON VTG     CL D      75040P405  3,167.24 3,264,859.00 SH               SOLE                       --
RADNET INC COM                 COM       750491102    670.05   210,707.00 SH               SOLE                  210,707
RENTECH INC COM                COM       760112102  2,422.02 1,164,431.00 SH               SOLE                1,164,431
ROBERT HALF INTL INC COM       COM       770323103  8,691.59   286,851.00 SH               SOLE                  286,851
ROCK-TENN CO CL A              CL A      772739207 28,547.41   422,549.00 SH               SOLE                  422,549
ROVI CORP COM                  COM       779376102  9,544.54   293,227.00 SH               SOLE                  293,227
SCHWAB CHARLES CORP NEW COM    COM       808513105  8,038.66   559,406.00 SH               SOLE                  559,406
SCRIPPS E W CO OHIO CL A NEW   CL A      811054402 21,387.36 2,166,906.00 SH               SOLE                2,166,906

                               TITLE OF              VALUE     SHRS OR                      INVESTMENT   OTHER   VOTING
NAME OF ISSUER                  CLASS      CUSIP   (X$1,000)   PRN AMT    SH/PRN  PUT/CALL  DISCRETION  MANAGER AUTHORITY
SPECTRUM PHARMACEUTICALS INC
  COM                          COM       84763A108 12,630.00 1,000,000.00 SH                SOLE                1,000,000
SUPERMEDIA INC COM             COM       868447103    472.98   197,901.00 SH                SOLE                  197,901
TPC GROUP INC COM              COM       89236Y104  8,710.03   197,015.00 SH                SOLE                  197,015
VCA ANTECH INC COM             COM       918194101  1,545.32    66,580.00 SH                SOLE                   66,580
VALEANT PHARMACEUTICALS INTL
  COM                          COM       91911K102 26,719.79   497,668.00 SH                SOLE                  497,668
VERINT SYS INC COM             COM       92343X100 15,854.13   489,476.00 SH                SOLE                  489,476
WELLS FARGO & CO NEW COM       COM       949746101    160.29     4,695.00 SH                SOLE                    4,695
XEROX CORP COM                 COM       984121103    451.84    55,921.00 SH                SOLE                   55,921
YAHOO INC COM                  COM       984332106 10,820.08   710,912.00 SH                SOLE                  710,912
APPLE INC P @ 570.0 MAY 12     OPTION    037833950    186.90       105.00 SH      P         SOLE                       --
APPLE INC P @ 590.0 MAY 12     OPTION    037833950  1,793.75       700.00 SH      P         SOLE                       --
AK STEEL HOLDING CORP P @ 7.0
  SEP 12                       OPTION    001547958    304.00     4,000.00 SH      P         SOLE                       --
ABERCROMBIE & FITCH CO-CL A P
  @ 38.0 JAN 13                OPTION    002896957    971.28     3,420.00 SH      P         SOLE                       --
ACTIVISION BLIZZARD INC P @
  12.0 MAY 12                  OPTION    00507V959     90.90     5,050.00 SH      P         SOLE                       --
AMERICAN EXPRESS CO P @ 57.5
  APR 12                       OPTION    025816959     12.74       104.00 SH      P         SOLE                       --
CEVA INC P @ 30.0 SEP 12       OPTION    157210955    147.00       200.00 SH      P         SOLE                       --
CALPINE CORP P @ 15.0 JUN 12   OPTION    131347954    525.55    19,111.00 SH      P         SOLE                       --
CARBO CERAMICS INC C @ 100.0
  MAY 12                       OPTION    140781905  1,548.00     1,720.00 SH      C         SOLE                       --
DELTA AIR LINES INC C @ 9.0
  JUN 12                       OPTION    247361902  1,763.52    12,733.00 SH      C         SOLE                       --
EXTERRAN HOLDINGS INC P @ 7.5
  MAY 12                       OPTION    30225X953     50.00     5,000.00 SH      P         SOLE                       --
EXTERRAN HOLDINGS INC P @
  12.5 AUG 12                  OPTION    30225X953    462.84     3,035.00 SH      P         SOLE                       --
F5 NETWORKS INC P @ 125.0 APR
  12                           OPTION    315616952     38.79       145.00 SH      P         SOLE                       --
F5 NETWORKS INC P @ 130.0 APR
  12                           OPTION    315616952     65.41       153.00 SH      P         SOLE                       --
FORD MOTOR CO P @ 5.0 JAN 13   OPTION    345370950     45.50     9,100.00 SH      P         SOLE                       --
MARKET VECTORS GOLD MINERS C
  @ 61.0 JUN 12                OPTION    57060U900     50.40     3,600.00 SH      C         SOLE                       --
GROUPON INC P @ 15.0 MAY 12    OPTION    399473957     14.73       190.00 SH      P         SOLE                       --
GROUPON INC P @ 16.0 MAY 12    OPTION    399473957     54.05       470.00 SH      P         SOLE                       --
GROUPON INC P @ 17.0 MAY 12    OPTION    399473957    106.75       700.00 SH      P         SOLE                       --
GOLDMAN SACHS GROUP INC P @
  120.0 APR 12                 OPTION    38141G954    309.56     1,625.00 SH      P         SOLE                       --
GOLDMAN SACHS GROUP INC P @
  50.0 JAN 14                  OPTION    38141G954    506.10     2,100.00 SH      P         SOLE                       --
GOODYEAR TIRE & RUBBER CO C @
  13.0 OCT 12                  OPTION    382550901     70.00     1,000.00 SH      C         SOLE                       --
GOODYEAR TIRE & RUBBER CO P @
  13.0 OCT 12                  OPTION    382550951    245.00     1,000.00 SH      P         SOLE                       --
HESS CORP C @ 60.0 AUG 12      OPTION    42809H907    200.00       500.00 SH      C         SOLE                       --
HESS CORP P @ 60.0 AUG 12      OPTION    42809H957    252.50       500.00 SH      P         SOLE                       --
HESS CORP C @ 55.0 JAN 13      OPTION    42809H907  4,129.53     4,614.00 SH      C         SOLE                       --
HESS CORP C @ 62.5 JAN 13      OPTION    42809H907    370.98       731.00 SH      C         SOLE                       --
H&R BLOCK INC P @ 10.0 JAN 13  OPTION    093671955     56.00     1,400.00 SH      P         SOLE                       --
H&R BLOCK INC P @ 12.5 JAN 13  OPTION    093671955     93.00     1,240.00 SH      P         SOLE                       --
HSBC HOLDINGS PLC C @ 520.0
  DEC 12                       OPTION    404280906     50.23       825.00 SH      C         SOLE                       --
HSBC HOLDINGS PLC P @ 520.0
  DEC 12                       OPTION    404280956     29.19       825.00 SH      P         SOLE                       --
INTL BUSINESS MACHINES CORP P
  @ 205.0 APR 12               OPTION    459200951     70.53       350.00 SH      P         SOLE                       --
INTEL CORP P @ 27.0 APR 12     OPTION    458140950     28.62     1,168.00 SH      P         SOLE                       --
IRON MOUNTAIN INC C @ 32.5
  JUL 12                       OPTION    462846906    525.00     7,000.00 SH      C         SOLE                       --
J.C. PENNEY CO INC C @ 40.0
  AUG 12                       OPTION    708160906     97.20       800.00 SH      C         SOLE                       --

                               TITLE OF              VALUE     SHRS OR                    INVESTMENT   OTHER   VOTING
NAME OF ISSUER                  CLASS      CUSIP   (X$1,000)   PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGER AUTHORITY
J.C. PENNEY CO INC P @ 40.0
  AUG 12                       OPTION    708160956     494.00    800.00 SH      P         SOLE                   --
JPMORGAN CHASE & CO P @ 43.0
  APR 12                       OPTION    46625H950      36.75  1,050.00 SH      P         SOLE                   --
JPMORGAN CHASE & CO P @ 44.0
  APR 12                       OPTION    46625H950      58.80  1,050.00 SH      P         SOLE                   --
JPMORGAN CHASE & CO P @ 45.0
  APR 12                       OPTION    46625H950      66.99    770.00 SH      P         SOLE                   --
MGM MIRAGE P @ 5.0 JAN 13      OPTION    552953951      44.97  2,901.00 SH      P         SOLE                   --
MICROSOFT CORP C @ 32.0 APR 12 OPTION    594918904      40.96    532.00 SH      C         SOLE                   --
MICROSOFT CORP P @ 32.0 APR 12 OPTION    594918954      81.54  1,568.00 SH      P         SOLE                   --
ROYAL CARIBBEAN CRUISES LTD C
  @ 27.0 SEP 12                OPTION    V7780T903     407.00    880.00 SH      C         SOLE                   --
ROYAL CARIBBEAN CRUISES LTD C
  @ 32.0 SEP 12                OPTION    V7780T903   1,232.10  5,691.00 SH      C         SOLE                   --
RR DONELLEY & SONS CO P @
  12.5 JAN 13                  OPTION    257867951   1,584.17  5,978.00 SH      P         SOLE                   --
UNITED STATES OIL FUND LP C @
  49.0 JUN 12                  OPTION    91232N908      85.00  5,000.00 SH      C         SOLE                   --
IPATH S&P 500 VIX S/T FU ETN
  P @ 17.0 JUN 12              OPTION    06740C951     138.96    509.00 SH      P         SOLE                   --
IPATH S&P 500 VIX S/T FU ETN
  P @ 18.0 JUN 12              OPTION    06740C951     349.80  1,060.00 SH      P         SOLE                   --
WELLS FARGO & COMPANY P @
  32.0 APR 12                  OPTION    949746951       5.69    223.00 SH      P         SOLE                   --
WHIRLPOOL CORP P @ 50.0 JUN 12 OPTION    963320956      72.50  2,500.00 SH      P         SOLE                   --
XEROX CORP C @ 10.0 JAN 13     OPTION    984121903      22.50  1,000.00 SH      C         SOLE                   --
XEROX CORP P @ 10.0 JAN 13     OPTION    984121953     221.50  1,000.00 SH      P         SOLE                   --
UNITED STATES STEEL CORP C @
  32.0 JUL 12                  OPTION    912909908   4,879.26 27,107.00 SH      C         SOLE                   --

ITEM COUNT: 103                                    447,868.65